Contract Liabilities - Schedule of Increase Decrease in Contract Liabilities (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Increase Decrease In Contract Liabilities [Abstract]
Balance at beginning of the year ended			$ 128,401
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year			(128,401)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts
Total